Operating Segments - Schedule of Operating Revenues, Costs and Expenses (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) Number		Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
NET REVENUE	R$ 39,820		R$ 36,850	R$ 34,463
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(21,978)		(19,822)	(20,020)
COSTS AND EXPENSES
Personnel	(1,413)		(1,308)	(1,352)
Employees and managers' income sharing	(159)		(157)	(83)
Post-employment obligations	(484)		(591)	(626)
Materials, outsourced services and others expenses (revenues)	(2,813)		(2,228)	(2,370)
Depreciation and amortization	(1,376)		(1,274)	(1,182)
Operating provisions and impairment	(135)		(609)	(456)
Construction costs	(5,002)		(4,072)	(3,536)
Other revenues	3,195		327	57
Total costs and expenses of operation	(8,187)		(10,239)	(9,605)
COSTS AND EXPENSES	(30,165)		(30,061)	(29,625)
Share of profit of equity-accounted investees and joint ventures, net of taxes	224		432	843
Gains arising from the sale of non-current asset held for sale			9
Fair value of business combination				(5)
Income before financial revenue (expenses) and taxes	9,879		7,230	5,686
Finance net income (expenses)	(521)		(379)	(1,566)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	9,358		6,851	4,120
Income tax and social contribution tax	(2,239)		(1,084)	(26)
NET INCOME FOR THE YEAR	7,119		5,767	4,094
Equity holders of the parent	7,117		5,764	4,092
Non-controlling interests	R$ 2		3	2
Number Of Reportable Segments | Number	6
Operating Segments [Member] | Energy Generation Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	R$ 2,919		2,875	2,661
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(383)		(347)	(331)
COSTS AND EXPENSES
Personnel	(150)	[1]	(148)	(162)
Employees and managers' income sharing	(18)		(16)	(15)
Post-employment obligations	(51)		(59)	(66)
Materials, outsourced services and others expenses (revenues)	(249)		(223)	(395)
Depreciation and amortization	(325)		(327)	(328)
Operating provisions and impairment	8	[2]	(29)	(18)
Construction costs
Other revenues	43
Total costs and expenses of operation	(742)		(802)	(984)
COSTS AND EXPENSES	(1,125)		(1,149)	(1,315)
Share of profit of equity-accounted investees and joint ventures, net of taxes			(2)	(2)
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
Income before financial revenue (expenses) and taxes	1,794		1,724	1,344
Finance net income (expenses)	(180)		(11)	(150)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,614		1,713	1,194
Income tax and social contribution tax	(334)		(326)	(307)
NET INCOME FOR THE YEAR	1,280		1,387	887
Equity holders of the parent	1,280		1,387	887
Non-controlling interests
Operating Segments [Member] | Energy Transmission Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	1,293		1,091	1,195
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID
COSTS AND EXPENSES
Personnel	(149)		(137)	(135)
Employees and managers' income sharing	(16)		(16)	(11)
Post-employment obligations	(32)		(36)	(42)
Materials, outsourced services and others expenses (revenues)	(97)		(88)	(96)
Depreciation and amortization	(9)		(1)
Operating provisions and impairment	5		(14)	(3)
Construction costs	(290)		(172)	(291)
Other revenues	1,521
Total costs and expenses of operation	933		(464)	(578)
COSTS AND EXPENSES	933		(464)	(578)
Share of profit of equity-accounted investees and joint ventures, net of taxes				3
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
Income before financial revenue (expenses) and taxes	2,226		627	620
Finance net income (expenses)	(108)		(48)	(96)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	2,118		579	524
Income tax and social contribution tax	(557)		(114)	(174)
NET INCOME FOR THE YEAR	1,561		465	350
Equity holders of the parent	1,561		465	350
Non-controlling interests
Operating Segments [Member] | Energy Trading Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	7,279		7,686	7,918
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(6,509)		(6,318)	(6,880)
COSTS AND EXPENSES
Personnel	(29)		(27)	(12)
Employees and managers' income sharing	(2)		(3)	(6)
Post-employment obligations	(7)		(8)	(10)
Materials, outsourced services and others expenses (revenues)	(26)		(18)	(14)
Depreciation and amortization
Operating provisions and impairment	(76)		(7)	(34)
Construction costs
Other revenues
Total costs and expenses of operation	(140)		(63)	(76)
COSTS AND EXPENSES	(6,649)		(6,381)	(6,956)
Share of profit of equity-accounted investees and joint ventures, net of taxes
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
Income before financial revenue (expenses) and taxes	630		1,305	962
Finance net income (expenses)	24		82	34
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	654		1,387	996
Income tax and social contribution tax	(136)		(428)	(314)
NET INCOME FOR THE YEAR	518		959	682
Equity holders of the parent	518		959	682
Non-controlling interests
Operating Segments [Member] | Energy Distribution Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	26,617		23,348	20,919
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(14,735)		(12,656)	(11,938)
COSTS AND EXPENSES
Personnel	(968)		(875)	(913)
Employees and managers' income sharing	(104)		(102)	(40)
Post-employment obligations	(323)		(400)	(421)
Materials, outsourced services and others expenses (revenues)	(2,295)		(2,157)	(1,786)
Depreciation and amortization	(922)		(834)	(738)
Operating provisions and impairment	(8)		(455)	(398)
Construction costs	(4,379)		(3,600)	(3,193)
Other revenues
Total costs and expenses of operation	(8,999)		(8,423)	(7,489)
COSTS AND EXPENSES	(23,734)		(21,079)	(19,427)
Share of profit of equity-accounted investees and joint ventures, net of taxes
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
Income before financial revenue (expenses) and taxes	2,883		2,269	1,492
Finance net income (expenses)	(17)		(253)	(1,115)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	2,866		2,016	377
Income tax and social contribution tax	(662)		(405)	67
NET INCOME FOR THE YEAR	2,204		1,611	444
Equity holders of the parent	2,204		1,611	444
Non-controlling interests
Operating Segments [Member] | Gas Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	3,477		3,618	3,690
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(2,127)		(2,237)	(2,735)
COSTS AND EXPENSES
Personnel	(73)		(73)	(66)
Employees and managers' income sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)	(83)		(63)	(57)
Depreciation and amortization	(98)		(94)	(91)
Operating provisions and impairment	(1)		2
Construction costs	(333)		(300)	(52)
Other revenues
Total costs and expenses of operation	(588)		(528)	(266)
COSTS AND EXPENSES	(2,715)		(2,765)	(3,001)
Share of profit of equity-accounted investees and joint ventures, net of taxes
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
Income before financial revenue (expenses) and taxes	762		853	689
Finance net income (expenses)	(52)		(9)	(9)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	710		844	680
Income tax and social contribution tax	(213)		(248)	(199)
NET INCOME FOR THE YEAR	497		596	481
Equity holders of the parent	495		593	479
Non-controlling interests	2		3	2
Operating Segments [Member] | Investees Segment [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	131		18	7
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(86)		(4)	(1)
COSTS AND EXPENSES
Personnel	(44)		(48)	(64)
Employees and managers' income sharing	(19)		(20)	(11)
Post-employment obligations	(71)		(88)	(87)
Materials, outsourced services and others expenses (revenues)	(97)		275	(84)
Depreciation and amortization	(22)		(18)	(25)
Operating provisions and impairment	(63)		(106)	(3)
Construction costs
Other revenues	1,631
Total costs and expenses of operation	1,315		(5)	(274)
COSTS AND EXPENSES	1,229		(9)	(275)
Share of profit of equity-accounted investees and joint ventures, net of taxes	224		434	842
Gains arising from the sale of non-current asset held for sale			9
Fair value of business combination				(5)
Income before financial revenue (expenses) and taxes	1,584		452	579
Finance net income (expenses)	(188)		(140)	(230)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,396		312	349
Income tax and social contribution tax	(337)		437	901
NET INCOME FOR THE YEAR	1,059		749	1,250
Equity holders of the parent	1,059		749	1,250
Non-controlling interests
Eliminations [Member]
IfrsStatementLineItems [Line Items]
NET REVENUE	(1,896)	[3]	(1,786)	(1,927)
COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	1,862		1,740	1,865
COSTS AND EXPENSES
Personnel
Employees and managers' income sharing
Post-employment obligations
Materials, outsourced services and others expenses (revenues)	34		46	62
Depreciation and amortization
Operating provisions and impairment
Construction costs
Other revenues
Total costs and expenses of operation	34		46	62
COSTS AND EXPENSES	1,896		1,786	1,927
Share of profit of equity-accounted investees and joint ventures, net of taxes
Gains arising from the sale of non-current asset held for sale
Fair value of business combination
Income before financial revenue (expenses) and taxes
Finance net income (expenses)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX
Income tax and social contribution tax
NET INCOME FOR THE YEAR
Equity holders of the parent
Non-controlling interests

[1]

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

[2]	Includes the impairment loss on Cemig GT’s investment in Aliança Norte, disclosed in Investees Segment.
[3]	The reconciliation between the values of the reportable segments and the accounting information on revenues and costs reflects the elimination of intercompany transactions.